ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	December 31, 2022	December 31, 2021
Trade receivables	$161,373	$132,467
Less: allowance for credit losses	(12,664)	(2,052)
Total	$148,709	$130,415

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Allowance for credit losses at beginning of period	$(2,052)	$(1,722)	$(1,843)
CECL Accounting Standard Adoption (Note 3)	(2,773)	-	-
(Increase) decrease to allowance for the period	(8,185)	(769)	(261)
(Recovery) write-off of credit losses	346	439	382
Allowance for credit losses at end of period	$(12,664)	$(2,052)	$(1,722)